Segments Segments (External Customer Sales By Product) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Total net sales	$ 305,190	$ 328,468	$ 314,653	$ 248,726	$ 252,134	$ 255,833	$ 246,492	$ 187,939	$ 1,197,037	$ 942,398	$ 759,982
Structural components [Member]
Revenue from External Customer [Line Items]
Total net sales									157,975	106,745	87,542
Millwork & other interior products [Member]
Revenue from External Customer [Line Items]
Total net sales									219,191	178,449	143,128
Lumber & lumber sheet goods [Member]
Revenue from External Customer [Line Items]
Total net sales									428,384	333,952	247,299
Windows & other exterior products [Member]
Revenue from External Customer [Line Items]
Total net sales									249,711	202,532	178,361
Other building products & services [Member]
Revenue from External Customer [Line Items]
Total net sales									$ 141,776	$ 120,720	$ 103,652